Schedule of Investments (unaudited) October 31, 2019	iShares® Morningstar Multi-Asset Income ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 8.0%
iShares Preferred and Income Securities ETF(a)(b)	503,738	$18,905,287
iShares Select Dividend ETF(a)	114,332	11,672,154

		30,577,441

Domestic Real Estate — 15.4%
iShares Mortgage Real Estate ETF(a)	1,367,208	59,172,762

International Equity — 17.8%
iShares Emerging Markets Dividend ETF(a)	1,016,459	38,828,734
iShares International Select Dividend ETF(a)(b)	919,066	29,309,014

		68,137,748

International Fixed Income — 23.1%
iShares J.P. Morgan EM Local Currency Bond ETF(a)(b)	715,727	32,658,623
iShares J.P. Morgan USD Emerging Markets Bond ETF(a)(b)	494,498	56,174,973

		88,833,596

Investment Grade Bonds — 16.1%
iShares Floating Rate Bond ETF(a)(b)	316,915	16,159,496
iShares Long-Term Corporate Bond ETF(a)(b)	685,166	45,604,649

		61,764,145

Non-Investment Grade Bonds — 19.6%
iShares iBoxx $High Yield Corporate Bond ETF(a)(b)	868,879	75,427,386

Total Investment Companies — 100.0% (Cost: $385,463,639)		383,913,078

Security	Shares	Value

Short-Term Investments

Money Market Funds — 29.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(a)(c)(d)	112,233,200	$112,289,317
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(a)(c)	113,000	113,000

		112,402,317

Total Short-Term Investments — 29.2% (Cost: $112,379,802)		112,402,317

Total Investments in Securities — 129.2% (Cost: $497,843,441)		496,315,395

Other Assets, Less Liabilities — (29.2)%		(112,292,487)

Net Assets — 100.0%		$384,022,908

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	79,643,936	32,589,264	(a)	—	112,233,200	$112,289,317	$112,405	(b)	$436	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	59,000	54,000	(a)	—	113,000	113,000	1,702		—	—
iShares Core High Dividend ETF	84,893	927		(85,820)	—	—	—		23,117	(154,663)
iShares Emerging Markets Dividend ETF	—	1,046,706		(30,247)	1,016,459	38,828,734	732,365		6,441	172,239
iShares Floating Rate Bond ETF	—	326,260		(9,345)	316,915	16,159,496	63,312		732	21,177
iShares iBoxx $ High Yield Corporate Bond ETF	778,257	116,495		(25,873)	868,879	75,427,386	883,745		(25,774)	(100,082)
iShares Intermediate-Term Corporate Bond ETF	726,016	7,947		(733,963)	—	—	122,072		3,256,222	(2,292,076)
iShares International Select Dividend ETF	1,648,268	132,095		(861,297)	919,066	29,309,014	236,498		(3,482,253)	4,804,769
iShares J.P. Morgan EM Local Currency Bond ETF	774,389	97,314		(155,976)	715,727	32,658,623	—		(599,540)	(78,992)
iShares J.P. Morgan USD Emerging Markets Bond ETF	457,724	66,186		(29,412)	494,498	56,174,973	575,416		27,136	(40,785)
iShares Long-Term Corporate Bond ETF	162,685	542,654		(20,173)	685,166	45,604,649	236,809		67,678	(119,984)
iShares Mortgage Real Estate ETF	1,175,821	231,463		(40,076)	1,367,208	59,172,762	1,168,977		17,810	472,835
iShares Preferred and Income Securities ETF	456,832	67,228		(20,322)	503,738	18,905,287	229,219		10,135	78,198

iShares Select Dividend ETF	92,898	25,195		(3,761)	114,332	11,672,154	100,772		17,846	206,737

						$496,315,395	$4,463,292		$(680,014)	$2,969,373

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Morningstar Multi-Asset Income ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$383,913,078	$—	$—	$383,913,078
Money Market Funds	112,402,317	—	—	112,402,317

	$496,315,395	$—	$—	$496,315,395

2